OTHER INCOME, BY FUNCTION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other operating income [text block] [Abstract]
Delta airlines compensation	$ 118,188	$ 132,467